Derivative Financial Instruments - Additional Information (Detail) $ in Thousands, $ in Millions					1 Months Ended	12 Months Ended
	Feb. 14, 2020 MXN ($)	Feb. 27, 2019 MXN ($)	Feb. 26, 2019 MXN ($)	May 04, 2017	Feb. 28, 2021	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)	Oct. 15, 2021 MXN ($)	May 27, 2021 MXN ($)	Mar. 02, 2020 MXN ($)	May 02, 2017 MXN ($)	Feb. 29, 2016 USD ($)	Jan. 31, 2016 MXN ($)	Jan. 31, 2016 USD ($)	Feb. 28, 2015 MXN ($)
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities						$ 22,500,000	$ 17,000,000	$ 12,000,000
Unsecured credit agreement									$ 191.0	$ 2,500,000	$ 4,500,000
Description of loan agreement maturity date						with monthly interest payments, for a term of 5 years
Gain (loss) on derivative financial instruments						$ 51,429	$ 43,778	$ 149,770
Capitalization interest rate one						1.75%	1.75%	1.75%	1.75%
Amount recognized as application of coverage in finance and interest income						$ 1,228	$ 6,376	$ 19,275
Gain (loss) on sale of derivatives						51,656	29,100	97,449
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount recognized as derivative finance income (cost)						80,709	51,032	559
Cash Flow Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Reserve for loss of the fair value						$ 29,658	$ 471,107	$ 172,094
TIIE Rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest rate		8.03%	8.0315%									6.33%	7.21%
TIIE 28 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Capitalization interest rate one						5.75%	5.75%	5.75%	5.75%
Amount recognized as application of coverage in finance and interest income							$ 2,750	$ 22,305
TIIE Rate Plus 49 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis						debt securities were placed at a 28-day TIIE variable rate plus 49 basis points
Debt instrument interest rate				7.21%
TIIE Rate Plus 49 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on sale of derivatives							963	17,300
Amount recognized as derivative finance income (cost)						$ 40,183	21,934
TIIE Rate Plus 44 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis						debt securities were placed at a 28-day TIIE variable rate plus 44 basis points
Debt instrument interest rate			8.0315%
TIIE Rate Plus 44 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on sale of derivatives								6,450
TIIE Variable Rate Plus 45 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis						debt securities were placed at a 28-day TIIE variable rate plus 45 basis points
Debt instrument interest rate		8.03%
TIIE Variable Rate Plus 45 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount recognized as derivative finance income (cost)								6,828
TIIE Variable Rate Plus 45 Basis Point [Member] | Cash Flow Hedges [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount recognized as derivative finance income (cost)						$ 105,335	67,027	$ 725
TIIE Rate Plus 17 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis						debt securities certificates were placed at a 28-day TIIE variable rate plus 17 basis points
Debt instrument interest rate			6.332%
TIIE Rate Plus 17 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on sale of derivatives							5,567
Amount recognized as derivative finance income (cost)						$ 52,939	$ 24,513
Scotiabank [Member]
Disclosure of detailed information about financial instruments [Line Items]
Unsecured credit agreement																$ 95.5
Scotiabank [Member] | TIIE 28 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Capitalization interest rate one								5.75%
BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Unsecured credit agreement														$ 95.5
Nova Scotiabank And BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings interest rate basis						Libor 1M plus 99 and 105 basis points
Debt securities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt securities, value		$ 3,000,000	$ 2,300,000									$ 3,000,000	$ 1,500,000
Floor [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate	4.05%
Floor [Member] | Nova Scotiabank And BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate					0.42%
CAP I [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate	5.75%
CAP I [Member] | Nova Scotiabank And BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate					1.75%
CAP [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate	6.75%
CAP [Member] | Nova Scotiabank And BBVA [Member]
Disclosure of detailed information about financial instruments [Line Items]
Collar category interest rate					2.75%
Tranche One [Member] | Unsecured Debt Securities G A P 15 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities																	$ 1,100,000
Tranche Two [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis						generates interest at a variable rate of TIIE-28 plus 24 basis points with a term of 5 years
Derivative financial instrument basis points						0.24%			0.24%
Description on period of derivative financial instruments variable interest rate						term of 5 years
Tranche Two [Member] | Unsecured Debt Securities G A P 15 [Member]
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities															$ 1,100,000
Unsecured Debt Securities G A P 15 [Member] | Debt securities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities	$ 2,200,000